NYSE

16004797

Received SEC

AUG 15 2016

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-04694

August 15, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, par value $0.01 per share of R. R. DONNELLEY & SONS COMPANY under the Exchange Act of 1934.

Sincerely,

Silvio Conte